FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Level 1 | Sistema International Funding S.A. Bonds due in 2019
Fair value measurements
Assets	₽ 70	₽ 57
Level 1 | Securities held by MTS Bank
Fair value measurements
Assets	22,487
Level 2 | Derivative financial instruments
Fair value measurements
Liabilities	(350)	(664)
Level 2 | Interest rate swaps derivative instruments
Fair value measurements
Liabilities	(265)	(390)
Level 2 | Cross-currency interest rate swaps
Fair value measurements
Liabilities		(274)
Level 2 | Forward contracts
Fair value measurements
Liabilities	(85)
Level 2 | Derivative financial instruments
Fair value measurements
Assets	6,074	8,403
Level 2 | Currency forwards and options
Fair value measurements
Assets	2,200
Level 2 | Cross-currency interest rate swaps
Fair value measurements
Assets	3,874	8,403
Level 2 | Assets in Sistema Capital trust management
Fair value measurements
Assets	11,644	9,600
Level 3
Fair value measurements
Net realized gains (loss)	(719)	120	₽ 199
Unrealized gains or losses	0	0	₽ 0
Level 3 | Liabilities under option agreements
Fair value measurements
Liabilities	(3,735)	(2,424)
Level 3 | Contingent consideration
Fair value measurements
Liabilities	₽ (940)	₽ (180)